Brian Link State Street Corporation One Congress Street Boston, MA 02114-2016 statestreet.com

November 1, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information for the Registrant do not differ from those contained in Post-Effective Amendment No. 71 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2024, with an effective date of October 28, 2024.

Please call me at (617) 662-1504 if you have any questions with respect to this certification.

Sincerely,

/s/ Brian Link

Brian Link, Esq.

Managing Director and Managing Counsel

Cc:    Jeffrey Yorg, Esq., Chief Compliance Officer, SA Funds – Investment Trust

Mark D. Perlow, Esq., Dechert LLP

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